Registration No. 333-138947

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-14

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933
|_| Pre-Effective Amendment No. |X| Post-Effective Amendment No. 1

(Check appropriate box or boxes)

DREYFUS CASH MANAGEMENT PLUS, INC.

(Exact Name of Registrant as Specified in Charter)

(212) 922-6000

(Area Code and Telephone Number)

c/o The Dreyfus Corporation
200 Park Avenue, New York, New York 10166

(Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

(Name and Address of Agent for Service)

Mark N. Jacobs, Esq.
c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

Copy to:

David Stephens, Esq.
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038

An indefinite number of Registrant's shares of common stock, par value $0.001 per share, has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. Accordingly, no filing fee is being paid at this time.

This Post-Effective Amendment consists of the following:

           (1) Facing Sheet of the Registration Statement

           (2) Part C to the Registration Statement (including signature page).

Parts A and B are incorporated herein by reference from the Registration Statement on Form N-14 (File No. 333-138947), filed on November 24, 2006.

          This Post-Effective Amendment is being filed solely for the purpose to file an updated consent of the independent registered accounting firm as Exhibit No. 14 to this Registration Statement on Form N-14.

DREYFUS CASH MANAGEMENT PLUS, INC.
PART C
OTHER INFORMATION

Item 15	Indemnification.

The response to this item is incorporated by reference to Item 25 of Part C of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 33-16693) (the "Registration Statement"), filed on May 30, 2006.

Item 16	Exhibits.

(1)(a)	Registrant's Articles of Incorporation are incorporated by reference to Exhibit (1) of Post-Effective Amendment No. 9 to the Registration Statement, filed on January 26, 1994.

(1)(b)	Registrant's Articles Supplementary are incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 23 to the Registration Statement, filed on May 30, 2002.

(2)	Registrant's By-Laws are incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 27 to the Registration Statement, filed on May 30, 2006.

(3)	Not Applicable.

(4)	Form of Agreement and Plan of Reorganization.(1)

(5)	Reference is made to Exhibits (1) and (2) hereof.

(6)	Management Agreement is incorporated by reference to Exhibit (5) of Post-Effective Amendment No. 10 to the Registration Statement, filed on December 1, 1994.

(7)	Distribution Agreement is incorporated by reference to Exhibit (p) of Post-Effective Amendment No. 22 to the Registration Statement on, filed on May 29, 2001. Forms of Service Agreement are incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 21 to the Registration Statement, filed on May 25, 2000.

(8)	Not Applicable.

(9)(a)	Amended and Restated Custody Agreement is incorporated by reference to Exhibit (8)(a) of Post-Effective Amendment No. 11 to the Registration Statement, filed on October 25, 1995.

(9)(b)	Sub-Custodian Agreement is incorporated by reference to Exhibit (8)(b) of Post-Effective Amendment No. 11 to the Registration Statement, filed on October 25, 1995.

(10)(a)	Shareholder Services Plan is incorporated by reference to Exhibit (9) of Post-Effective Amendment No. 13 to the Registration Statement, filed September 20, 1996.

(10)(b)	Rule 12b-1 Service Plan is incorporated by reference to Exhibit (m) of Post-Effective Amendment No. 21 to the Registration Statement, filed on May 25, 2000.

(10)(c)	Rule 18f-3 Plan is incorporated by reference to Exhibit (18) of Post-Effective Amendment No. 13 to the Registration Statement, filed on September 20, 1996.

(11)(a)	Opinion and consent of Registrant's counsel is incorporated by reference to Exhibit (10) of Post-Effective Amendment No. 11 to the Registration Statement, filed on October 25, 1995.

(11)(b)	Consent of Registrant's counsel.(1)

(12)	Opinion and consent of counsel regarding tax matters.**

(13)	Not Applicable.

(14)	Consent of Independent Registered Public Accounting Firm.*

(15)	Not Applicable.

(16)	Power of Attorney.(1)

(17)(a)	Forms of Proxy.(1)

(17)(b)	The Prospectus and Statement of Additional Information of Dreyfus Cash Management Plus, Inc. dated June 1, 2006 are incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement, filed on May 30, 2006 (File No. 33-16693).

________________________

*	Filed herewith.
**	To be filed by Post-Effective Amendment.
(1)	Incorporated by reference to Registrant's Registration Statement on Form N-14 (File No. 333-138947) filed with the Securities and Exchange Commission on November 24, 2006.

Item 17.	Undertakings.

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933 each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned Registrant agrees to file by post-effective amendment the final opinion of counsel regarding tax matters within a reasonable period of time after receiving such opinion.

SIGNATURES

           As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed on behalf of the Registrant, in the City of New York, and State of New York on the 3rd day of January, 2007.

DREYFUS CASH MANAGEMENT PLUS, INC. By: /s/ J. David Officer* J. David Officer, President

           Pursuant to the requirements of the Securities Act of 1993, the following persons in the capacities and on the dates indicated have signed this Amendment to the Registration Statement below.

Signatures	Title	Date

/s/ J. David Officer* J. David Officer	President (Principal Executive Officer)	January 3, 2007

/s/ James Windels* James Windels	Treasurer (Principal Accounting and Financial Officer)	January 3, 2007

/s/ Joseph S. DiMartino* Joseph S. DiMartino	Chairman of the Board	January 3, 2007

/s/ David W. Burke* David W. Burke	Board Member	January 3, 2007

/s/ Isabel Dunst* Isabel Dunst	Board Member	January 3, 2007

/s/ Lyle Gramley* Lyle Gramley	Board Member	January 3, 2007

/s Warren B. Rudman* Warren B. Rudman	Board Member	January 3, 2007

*By:	/s/ Jeff Prusnofsky Jeff Prusnofsky, Attorney-in-Fact

Exhibit Index

           (14)     Consent of Independent Registered Public Accounting Firm